Average Annual Total Returns{- Fidelity® Series International Small Cap Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-12 - Fidelity® Series International Small Cap Fund	Fidelity Series International Small Cap Fund-Default Return Before Taxes Past 1 year	Fidelity Series International Small Cap Fund-Default Return Before Taxes Past 5 years	Fidelity Series International Small Cap Fund-Default Return Before Taxes Past 10 years	Fidelity Series International Small Cap Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series International Small Cap Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series International Small Cap Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series International Small Cap Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series International Small Cap Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series International Small Cap Fund-Default After Taxes on Distributions and Sales Past 10 years	MS141 Past 1 year	MS141 Past 5 years	MS141 Past 10 years
Total	28.20%	9.87%	10.13%	26.77%	8.17%	9.10%	17.41%	7.47%	8.17%	25.17%	9.01%	8.86%